Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	As of March 31,
	2012		2013		2014		2014
	(In millions)
The total minimum lease payments during the year recognized in the consolidated statement of income	Rs.	5,382.0	Rs.	7,006.1	Rs.	7,655.7	US$	127.6
Sub-lease income recognized in the consolidated statement of income	Rs.	241.7	Rs.	242.2	Rs.	297.0	US$	5.0

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2014 were as follows:

Year ending March 31,	Payments
	(In millions)
2015	Rs.	6,798.4	US$	113.3
2016		6,528.2		108.8
2017		6,318.2		105.3
2018		5,528.0		92.1
2019		4,491.9		74.9
Thereafter		12,396.2		206.6

Total	Rs.	42,060.9	US$	701.0

Movement in Provision for Reward Points

The movement in provision for credit card and debit card reward points as of March 31, 2013 and March 31, 2014 is as follows:.

	As of March 31,
	2013		2014		2014
	(In millions)
Opening provision of reward points	Rs.	858.0	Rs.	1,300.7	US$	21.7
Provision made during the year		1,093.5		1,008.9		16.8
Utilization/write back of provision		(626.5)		(577.2)		(9.6)
Effect of change in rate of accrual of reward points		141.1		(223.3)		(3.7)
Effect of change in cost of reward points		(165.4)		0		0

Closing provision of reward points	Rs.	1,300.7	Rs.	1,509.1	US$	25.2